INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
INTANGIBLE ASSETS
INTANGIBLE ASSETS

(US$ MILLIONS)	June 30, 2019	December 31, 2018
Gross Carrying Amount:
Beginning Balance	$6,001	$3,360
Additions, net	101	153
Disposals	(32)	(8)
Acquisitions through business combinations (1)	6,545	2,911
Assets reclassified as held for sale (2)	(436)	—
Net foreign currency exchange differences	75	(415)
Ending Balance	$12,254	$6,001
Accumulated Amortization and Impairment
Beginning Balance	$(478)	$(266)
Amortization expense	(224)	(249)
Disposals	23	4
Assets reclassified as held for sale	84	—
Net foreign currency exchange differences	4	33
Ending Balance	$(591)	$(478)
Net Book Value	$11,663	$5,523
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(1)	See Note 3 for additional information.

(2)	See Note 8 for additional information.